Income Taxes (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets:
Net Operating Losses	$ 12,544,738	$ 5,887,022
Deferred Rent	380	1,381
Accrued Interest/Interest Expense Limitation	1,031,967	962,838
Total deferred tax assets	13,577,085	6,851,241
Deferred Tax Liabilities:
Depreciation	(179,561)	(7,354)
Total deferred tax liabilities	(179,561)	(7,354)
Less: Valuation allowance	(13,397,525)	(6,843,887)
Total Net Deferred Tax Assets	$ 0	0
Copa Di Vino Corporation [Member]
Deferred Tax Assets:
Net Operating Losses		778,700	$ 915,300
Accrued Interest/Interest Expense Limitation		28,200	29,600
Inventory adjustments		57,100	73,000
Other		400	200
Total deferred tax assets		864,400	1,018,100
Deferred Tax Liabilities:
Fixed asset basis		(109,600)	(112,500)
Total deferred tax liabilities		(109,600)	(112,500)
Less: Valuation allowance		(754,800)	(905,600)
Total Net Deferred Tax Assets		$ 0	$ 0